Research and Development Expenses (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Research And Development Expenses [Abstract]
Summary of Research and Development Expenses

	2022	2021	2020

	US$	US$	US$
Research project costs	78,654,217	25,891,851	12,064,008
Total research and development expenses	78,654,217	25,891,851	12,064,008